Stock Award Plans - Nonvested Restricted Stock (Details) - Restricted Stock Awards - $ / shares	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Outstanding
Outstanding at beginning of period (in shares)	466,681	490,363	521,302
Granted (in shares)	205,100	238,450	229,450
Vested (in shares)	(198,620)	(116,878)	(165,965)
Forfeited (in shares)	(12,162)	(145,254)	(94,424)
Outstanding at end of period (in shares)	460,999	466,681	490,363
Weighted Average Fair Value
Outstanding at beginning of period (in dollars per share)	$ 18.56	$ 16.00	$ 15.03
Granted (in dollars per share)	26.11	18.89	17.20
Vested (in dollars per share)	16.65	20.95	15.96
Forfeited (in dollars per share)	27.00	8.56	13.64
Outstanding at end of period (in dollars per share)	$ 22.52	$ 18.56	$ 16.00